Condensed Interim Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Profit or loss [abstract]
REVENUE	$ 4,124	$ 2,679	$ 7,285	$ 5,152
COST OF SALES	1,462	1,310	3,096	2,773
GROSS PROFIT	2,662	1,369	4,189	2,379
EXPENSES
Research and development	1,225	1,006	2,274	2,494
Sales and marketing	1,138	1,056	2,481	1,595
General and administrative	3,074	2,854	6,369	6,208
Amortization of intangible assets	0	507	0	1,010
Total expenses	5,437	5,423	11,124	11,307
Loss before other income (expenses) and income taxes	(2,775)	(4,054)	(6,935)	(8,928)
OTHER INCOME (EXPENSES)
Accretion	0	(3)	0	(3)
Grant income	12	0	19	138
Interest and other income (expense)	35	(117)	40	(119)
Loss on disposal of Europe B.V.	(458)	0	(458)	0
Unrealized foreign exchange loss	(8)	(104)	(39)	(244)
Other income (expenses)	(419)	(224)	(438)	(228)
Loss before income taxes	(3,194)	(4,278)	(7,373)	(9,156)
Income taxes	(25)	731	66	1,397
NET LOSS FROM CONTINUING OPERATIONS	(3,219)	(3,547)	(7,307)	(7,759)
NET INCOME FROM DISCONTINUED OPERATIONS	24	994	1,153	1,207
NET LOSS FOR THE PERIOD	(3,195)	(2,553)	(6,154)	(6,552)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	71	170	141	689
COMPREHENSIVE LOSS FOR THE PERIOD	$ (3,124)	$ (2,383)	$ (6,013)	$ (5,863)
LOSS PER SHARE FROM CONTINUING OPERATIONS - BASIC	$ (0.07)	$ (0.13)	$ (0.16)	$ (0.28)
LOSS PER SHARE FROM CONTINUING OPERATIONS - DILUTED	(0.07)	(0.13)	(0.16)	(0.28)
INCOME PER SHARE FROM DISCONTINUED OPERATIONS - BASIC	0	0.04	0.02	0.04
INCOME PER SHARE FROM DISCONTINUED OPERATIONS - DILUTED	$ 0	$ 0.04	$ 0.02	$ 0.04
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,156,821	28,132,055	46,155,462	27,630,402